OFF-BALANCE SHEET ITEMS - Schedule of Fees and Commissions Related to Credit Exposure (Detail) - ARS ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of credit risk exposure [abstract]
For Agreed Credits	$ 407,001	$ 65,029
For Documented Export and Import Credits	486,737	447,837
For Guarantees Granted	$ 1,455,906	$ 1,666,224